Note 12 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 1,961
2018	1,102
2019	350
2020	4
2021 and thereafter	$ 259,081